Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	TEMPLETON CHINA WORLD FUND
Central Index Key	0000909226
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Jan. 01, 2017
Templeton China World Fund-12 | Templeton China World Fund | Class A
Risk/Return:
Trading Symbol	TCWAX
Templeton China World Fund-12 | Templeton China World Fund | Class C
Risk/Return:
Trading Symbol	TCWCX
Templeton China World Fund-12 | Templeton China World Fund | Advisor Class
Risk/Return:
Trading Symbol	TACWX
Templeton China World Fund-12 | Templeton China World Fund | Class R6
Risk/Return:
Trading Symbol	FCWRX